Share Capital (Narrative) (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Stockholders' Equity Attributable to Parent [Abstract]
Shares repurchased	3.0	11.1	18.8
Cost of repurchased shares	$ 75,000,000	$ 265,000,000	$ 436,500,000
Shares withheld to meet employees' tax withholding obligations		2.1	3.1
Fair values of shares withheld		48,900,000	76,600,000
Share repurchase plan, authorized maximum		467,000,000	731,900,000
Treasury stock shares	59.2	59.2	54.0
Treasury shares held, as unvested restricted stock awards	10.2	10.2	9.6
Common shares market price (per share)		$ 26.09
Treasury shares market value		$ 1,500,000,000